Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2020